18. CASH FLOW USED FOR PURCHASE OF PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Used For Purchase Of Property Plant And Equipment Tables
Purchase of property, plant and equipment

IN MILLIONS OF USD	2017	2016	2015
Payables for capital expenditure at the beginning of the period	(14.4)	(10.7)	(5.1)
Additions of property, plant and equipment (note 17)	(76.3)	(92.4)	(55.0)
Payables for capital expenditure at the end of the period	11.1	14.4	10.7
Currency translation adjustments	–	0.4	–
Total Cash Flow	(79.6)	(88.3)	(49.4)